Accrued Expenses and Other Payables (Tables)	12 Months Ended
Dec. 31, 2017
Accrued Expenses and Other Payables
Summary of accrued expenses and other payables

	As of December 31,
	2016	2017	2017
	(RMB)	(RMB)	($)
Payroll and welfare payables	19,056,799	22,288,807	3,411,100
VAT and other tax payables	25,633,805	28,569,804	4,372,349
Accrued fixed assets purchases	—	—	—
Other payables and accruals	2,923,551	3,911,569	598,630
Accrued bonds’ interest expenses (note 12)	—	—	—

Total accrued expenses and other payables	47,614,155	54,770,180	8,382,079